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                    SUPPLEMENT DATED MARCH 30, 2019 TO THE

                      PROSPECTUS DATED APRIL 30, 2018 FOR

                               GOLD TRACK SELECT

                  FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                      METROPOLITAN LIFE INSURANCE COMPANY

                                  THROUGH ITS

                     METROPOLITAN LIFE SEPARATE ACCOUNT E

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE PROSPECTUS FOR THE ABOVE-REFERENCED VARIABLE ANNUITY CONTRACTS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

Beginning on and after April 29, 2019, the following Investment Divisions ("Divisions") will no longer be available for subsequent premium payments or transfers of assets. All references in the prospectus to the Divisions listed below are deleted effective April 29, 2019:

Delaware VIP(R) Trust - Delaware VIP(R) Small Cap Value Series - Standard Class Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund - Class 2
Legg Mason Partners Variable Income Trust - Western Asset Core Plus VIT Portfolio - Class I
Trust for Advised Portfolios - 1919 Variable Socially Responsive Balanced
Fund - X Class